NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2020
NET INCOME PER SHARE
NET INCOME PER SHARE

22. NET INCOME PER SHARE

During the years ended 2018, the Group has determined that its convertible redeemable participating preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. The holders of the preferred shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares. The Group determined that the nonvested restricted shares of the founders are participating securities as the holders of the nonvested restricted shares have a nonforfeitable right to receive dividends with all ordinary shares but the nonvested restricted shares do not have a contractual obligation to fund or otherwise absorb the Company’s losses. Accordingly, the Group uses the two class method of computing net loss per share, for ordinary shares, nonvested restricted shares and preferred shares according to the participation rights in undistributed earnings.

22. NET INCOME PER SHARE - CONTINUED

However, undistributed loss is only allocated to ordinary shareholders because holders of preferred shares and nonvested restricted shares are not contractually obligated to share losses.

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Basic net income per share calculation Numerator:
Net income for the year attributable to the Company:	340,046	575,196	228,753
Less: Accretion of Series A Shares	177	—	—
Less: Accretion of Series B-1 Shares	368	—	—
Less: Accretion of Series B-2 Shares	4,049	—	—
Less: Deemed dividend to preferred shareholders	209,752	—	—
Less: Undistributed earnings allocated to Series A preferred shareholders	4,521	—	—
Less: Undistributed earnings allocated to Series B-1 preferred shareholders	126	—	—
Less: Undistributed earnings allocated to Series B-2 preferred shareholders	1,319	—	—
Less: Undistributed earnings allocated to participating nonvested restricted shares	6,244	2,450	—
Net income attributed to ordinary shareholders for computing net income per ordinary shares—basic	113,490	572,746	228,753
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares – basic	211,873,704	243,648,186	248,470,684
Net income per ordinary share attributable to ordinary shareholders—basic	0.54	2.35	0.92
Diluted net income per share calculation
Net income attributable to ordinary shareholders for computing net income per ordinary shares—basic	113,490	572,746	228,753
Add: adjustments to undistributed earnings to participating securities	648	117	—
Net income attributed to ordinary shareholders for computing net income per ordinary shares—dilute	114,138	572,863	228,753
Denominator:
Weighted average ordinary shares basic outstanding	211,873,704	243,648,186	248,470,684
Effect of potentially diluted stock options, restricted stocks and RSUs	13,160,946	12,310,986	11,881,310
Weighted average ordinary shares outstanding used in computing net income per ordinary shares—dilute	225,034,650	255,959,172	260,351,994
Net income per ordinary share attributable to ordinary shareholders—diluted	0.51	2.24	0.88

22. NET INCOME PER SHARE - CONTINUED

For the year ended December 31, 2018, 2019 and 2020, the following shares outstanding were excluded from the calculation of diluted net income per ordinary shares, as their inclusion would have been anti-dilutive for the years presented:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Shares issuable upon exercise of share options, restricted stocks and RSUs	705,407	294,352	89,165
Shares issuable upon vesting of nonvested restricted shares	11,657,620	1,042,234	—